Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	Janus Detroit Street Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001500604
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 17, 2025
Document Effective Date	dei_DocumentEffectiveDate	Apr. 18, 2025
Prospectus Date	rr_ProspectusDate	Feb. 28, 2025
Janus Henderson Corporate Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Janus Detroit Street Trust

Janus Henderson Corporate Bond ETF

Supplement dated April 18, 2025

to Currently Effective Prospectuses and Statement of Additional Information (“SAI”)

On April 17, 2025, the Board of Trustees (“Board”) of Janus Detroit Street Trust (the “Trust”) authorized an expense limitation agreement for Janus Henderson Corporate Bond ETF (the “Fund”) pursuant to which Janus Henderson Investors US LLC (the “Adviser”) has contractually agreed to waive and/or reimburse a portion of the Fund’s unitary management fee for at least a one-year term commencing on May 1, 2025, as further described below.

The Fund’s Prospectuses are supplemented as indicated below:

1.	Effective May 1, 2025, under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following replaces the corresponding information in its entirety:

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay brokerage commissions and other fees to financial intermediaries on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Janus Henderson Corporate Bond ETF | Janus Henderson Corporate Bond ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.20%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	97
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	181
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 428

[1]	The Adviser has contractually agreed to waive and/or reimburse its Management Fee to the extent that the Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed 0.20% for at least a one-year term commencing on May 1, 2025. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.